Subsequent Events (Details) - AUD ($)	Aug. 31, 2024	Jul. 18, 2024	Jun. 30, 2022
Subsequents Events [Line Items]
Number of shares issued			240,000,000
Facility costs (in Dollars)		$ 406,192
Number of free-attaching options expired	1,935,759,704
Subsequent Events [Member]
Subsequents Events [Line Items]
Number of shares issued		75,220,800
Price per share (in Dollars per share)		$ 0.0054